Performance Management - F/m US Treasury 3 Month Bill ETF	Feb. 10, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance Information: The bar chart and performance table illustrate the risks and volatility of an investment in the Fund. The bar chart shows the performance of the Fund’s ETF Class Shares from year to year. The table below the bar chart compares the Fund’s returns for the periods shown with those of a broad measure of market performance and another benchmark with similar portfolio characteristics to the Fund. The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by visiting www.fminvest.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table illustrate the risks and volatility of an investment in the Fund.
Bar Chart [Heading]	Total Returns for the Calendar Years Ended December 31 - ETF Class Shares
Bar Chart Closing [Text Block]	Best Quarter: 1.36% in the quarter ended September 30, 2024 Worst Quarter: 1.01% in the quarter ended March 31, 2025
Performance Table Heading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for ETF Class Shares only, and the after-tax returns for Institutional Class Shares will vary to the extent the expenses of the share classes differ.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for ETF Class Shares only, and the after-tax returns for Institutional Class Shares will vary to the extent the expenses of the share classes differ.

Performance Availability Website Address [Text]	www.fminvest.com
F/m US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.36%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	1.01%
Lowest Quarterly Return, Date	Mar. 31, 2025